FAIR VALUE MEASUREMENTS - Level 3 fair value measurement key inputs into the Black-Scholes model for the Conversion derivative (Details)	Mar. 31, 2024 $ / shares	Feb. 09, 2024 $ / shares
Market price of public shares | Short Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	1.60	10.26
Market price of public shares | Long-Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	1.60	10.26
Market price of public shares | Chardan Note
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	1.60	10.26
Risk-free rate | Short Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	5.49	4.48
Risk-free rate | Long-Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	4.59	4.48
Risk-free rate | Chardan Note
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	4.31	4.48
Dividend yield | Short Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	0.00	0.00
Dividend yield | Long-Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	0.00	0.00
Dividend yield | Chardan Note
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	0.00	0.00
Volatility | Short Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	10,274.0	4,120.0
Volatility | Long-Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	10,274	41,200
Volatility | Chardan Note
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	166,681.0	4,120.0
Exercise price | Short Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	1.60	10.26
Exercise price | Long-Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	1.60	10.26
Exercise price | Chardan Note
FAIR VALUE MEASUREMENTS
Convertible derivative liability, measurement input	1.43	10.26